SCHEDULE OF TAX POOLS RELATING TO DEDUCTIBLE TEMPORARY DIFFERENCES AND THEIR EXPIRATIONS (Details)	Dec. 31, 2021 CAD ($)
Canadian non-capital losses [Member]
IfrsStatementLineItems [Line Items]
Total	$ 19,604,000
Canadian Net-Capital Losses [Member]
IfrsStatementLineItems [Line Items]
Total	58,000
Canadian Resource Pools [Member]
IfrsStatementLineItems [Line Items]
Total	65,799,000
Canadian Share Issue Costs [Member]
IfrsStatementLineItems [Line Items]
Total	400,000
2022 [Member] | Canadian non-capital losses [Member]
IfrsStatementLineItems [Line Items]
Total
2022 [Member] | Canadian Net-Capital Losses [Member]
IfrsStatementLineItems [Line Items]
Total
2022 [Member] | Canadian Resource Pools [Member]
IfrsStatementLineItems [Line Items]
Total
2022 [Member] | Canadian Share Issue Costs [Member]
IfrsStatementLineItems [Line Items]
Total	227,000
2023 [Member] | Canadian non-capital losses [Member]
IfrsStatementLineItems [Line Items]
Total
2023 [Member] | Canadian Net-Capital Losses [Member]
IfrsStatementLineItems [Line Items]
Total
2023 [Member] | Canadian Resource Pools [Member]
IfrsStatementLineItems [Line Items]
Total
2023 [Member] | Canadian Share Issue Costs [Member]
IfrsStatementLineItems [Line Items]
Total	112,000
2024 [Member] | Canadian non-capital losses [Member]
IfrsStatementLineItems [Line Items]
Total
2024 [Member] | Canadian Net-Capital Losses [Member]
IfrsStatementLineItems [Line Items]
Total
2024 [Member] | Canadian Resource Pools [Member]
IfrsStatementLineItems [Line Items]
Total
2024 [Member] | Canadian Share Issue Costs [Member]
IfrsStatementLineItems [Line Items]
Total	43,000
2030 [Member] | Canadian non-capital losses [Member]
IfrsStatementLineItems [Line Items]
Total	696,000
2030 [Member] | Canadian Net-Capital Losses [Member]
IfrsStatementLineItems [Line Items]
Total
2030 [Member] | Canadian Resource Pools [Member]
IfrsStatementLineItems [Line Items]
Total
2030 [Member] | Canadian Share Issue Costs [Member]
IfrsStatementLineItems [Line Items]
Total	18,000
2031 [Member] | Canadian non-capital losses [Member]
IfrsStatementLineItems [Line Items]
Total	517,000
2031 [Member] | Canadian Net-Capital Losses [Member]
IfrsStatementLineItems [Line Items]
Total
2031 [Member] | Canadian Resource Pools [Member]
IfrsStatementLineItems [Line Items]
Total
2031 [Member] | Canadian Share Issue Costs [Member]
IfrsStatementLineItems [Line Items]
Total
2032 [Member] | Canadian non-capital losses [Member]
IfrsStatementLineItems [Line Items]
Total	645,000
2032 [Member] | Canadian Net-Capital Losses [Member]
IfrsStatementLineItems [Line Items]
Total
2032 [Member] | Canadian Resource Pools [Member]
IfrsStatementLineItems [Line Items]
Total
2032 [Member] | Canadian Share Issue Costs [Member]
IfrsStatementLineItems [Line Items]
Total
2033 [Member] | Canadian non-capital losses [Member]
IfrsStatementLineItems [Line Items]
Total	847,000
2033 [Member] | Canadian Net-Capital Losses [Member]
IfrsStatementLineItems [Line Items]
Total
2033 [Member] | Canadian Resource Pools [Member]
IfrsStatementLineItems [Line Items]
Total
2033 [Member] | Canadian Share Issue Costs [Member]
IfrsStatementLineItems [Line Items]
Total
2034 [Member] | Canadian non-capital losses [Member]
IfrsStatementLineItems [Line Items]
Total	1,484,000
2034 [Member] | Canadian Net-Capital Losses [Member]
IfrsStatementLineItems [Line Items]
Total
2034 [Member] | Canadian Resource Pools [Member]
IfrsStatementLineItems [Line Items]
Total
2034 [Member] | Canadian Share Issue Costs [Member]
IfrsStatementLineItems [Line Items]
Total
2035 [Member] | Canadian non-capital losses [Member]
IfrsStatementLineItems [Line Items]
Total	2,141,000
2035 [Member] | Canadian Net-Capital Losses [Member]
IfrsStatementLineItems [Line Items]
Total
2035 [Member] | Canadian Resource Pools [Member]
IfrsStatementLineItems [Line Items]
Total
2035 [Member] | Canadian Share Issue Costs [Member]
IfrsStatementLineItems [Line Items]
Total
2036 [Member] | Canadian non-capital losses [Member]
IfrsStatementLineItems [Line Items]
Total	2,213,000
2036 [Member] | Canadian Net-Capital Losses [Member]
IfrsStatementLineItems [Line Items]
Total
2036 [Member] | Canadian Resource Pools [Member]
IfrsStatementLineItems [Line Items]
Total
2036 [Member] | Canadian Share Issue Costs [Member]
IfrsStatementLineItems [Line Items]
Total
2037 [Member] | Canadian non-capital losses [Member]
IfrsStatementLineItems [Line Items]
Total	2,637,000
2037 [Member] | Canadian Net-Capital Losses [Member]
IfrsStatementLineItems [Line Items]
Total
2037 [Member] | Canadian Resource Pools [Member]
IfrsStatementLineItems [Line Items]
Total
2037 [Member] | Canadian Share Issue Costs [Member]
IfrsStatementLineItems [Line Items]
Total
2038 [Member] | Canadian non-capital losses [Member]
IfrsStatementLineItems [Line Items]
Total	2,656,000
2038 [Member] | Canadian Net-Capital Losses [Member]
IfrsStatementLineItems [Line Items]
Total
2038 [Member] | Canadian Resource Pools [Member]
IfrsStatementLineItems [Line Items]
Total
2038 [Member] | Canadian Share Issue Costs [Member]
IfrsStatementLineItems [Line Items]
Total
2039 [Member] | Canadian non-capital losses [Member]
IfrsStatementLineItems [Line Items]
Total	2,583,000
2039 [Member] | Canadian Net-Capital Losses [Member]
IfrsStatementLineItems [Line Items]
Total
2039 [Member] | Canadian Resource Pools [Member]
IfrsStatementLineItems [Line Items]
Total
2039 [Member] | Canadian Share Issue Costs [Member]
IfrsStatementLineItems [Line Items]
Total
2040 [Member] | Canadian non-capital losses [Member]
IfrsStatementLineItems [Line Items]
Total	1,682,000
2040 [Member] | Canadian Net-Capital Losses [Member]
IfrsStatementLineItems [Line Items]
Total
2040 [Member] | Canadian Resource Pools [Member]
IfrsStatementLineItems [Line Items]
Total
2040 [Member] | Canadian Share Issue Costs [Member]
IfrsStatementLineItems [Line Items]
Total
2041 [Member] | Canadian non-capital losses [Member]
IfrsStatementLineItems [Line Items]
Total	1,503,000
2041 [Member] | Canadian Net-Capital Losses [Member]
IfrsStatementLineItems [Line Items]
Total
2041 [Member] | Canadian Resource Pools [Member]
IfrsStatementLineItems [Line Items]
Total
2041 [Member] | Canadian Share Issue Costs [Member]
IfrsStatementLineItems [Line Items]
Total
No Expiry [Member] | Canadian non-capital losses [Member]
IfrsStatementLineItems [Line Items]
Total
No Expiry [Member] | Canadian Net-Capital Losses [Member]
IfrsStatementLineItems [Line Items]
Total	58,000
No Expiry [Member] | Canadian Resource Pools [Member]
IfrsStatementLineItems [Line Items]
Total	65,799,000
No Expiry [Member] | Canadian Share Issue Costs [Member]
IfrsStatementLineItems [Line Items]
Total